Description of Business and Summary of Significant Accounting Policies - Goodwill and Non-current Assets (Details)	Dec. 31, 2024
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	22 years